LOSS PER SHARE (EPS) (Details) (10-Q) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
NUMERATOR [Abstract]
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$ (2,071)	$ (368)	$ (9,851)	$ (9,398)	$ (9,509)	$ (10,099)
DENOMINATOR [Abstract]
Basic EPS - weighted average number of shares outstanding (in shares)	1,129,290	1,024,345	1,082,452	1,020,242	1,023,412	991,852
Effect of dilutive securities outstanding (in shares)	0	0	0	0	0	0
Diluted EPS - weighted average number of shares outstanding (in shares)	1,129,290	1,024,345	1,082,452	1,020,242	1,023,412	991,852
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average conversion price of convertible debt (in dollars per share)					$ 0.08	$ 0.21
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	181,584	192,353	179,912	195,236	191,187	197,879
Average exercise price of options (in dollars per share)	$ 24.00		$ 28.00
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	716,917	1,003,127	751,653	713,414	736,753	214,765
Average exercise price of warrants (in dollars per share)	$ 16.00		$ 20.00
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	438,754	416,805	452,184	287,368	334,709	25,800
Average conversion price of convertible debt (in dollars per share)	$ 14.00		$ 14.00		$ 16.00	$ 42.00